Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	CAD 137,691	CAD 134,491
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	72,619	71,887
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	13,449	12,695
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	15,815	13,632
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	22,603	23,712
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	19,568	20,125
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,184	1,723
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	59,967	59,466
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	8,579	8,128
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	14,006	11,905
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	19,603	20,798
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	16,894	17,347
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	885	1,288
Available-for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	12,652	12,421
Available-for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	4,870	4,567
Available-for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,809	1,727
Available-for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	3,000	2,914
Available-for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	2,674	2,778
Available-for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	CAD 299	CAD 435